EQUITY-BASED COMPENSATION (Details 2) - Black-Scholes model	12 Months Ended
Dec. 31, 2018 USD ($) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%
Expected term (in years) | Year	6.00
Volatility (see Note 10)	87.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	2.78%
Fair market value per share	$ 17.31
Grant date fair value per option	$ 12.04
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	2.92%
Fair market value per share	$ 25.00
Grant date fair value per option	$ 18.70